Related Party Transactions	9 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Related party transactions

8 Related party transactions

The main balances and transactions between related parties are presented and described below. Amounts charged include borrowing costs, interest and management fees, when applicable.

Related party receivables

	September 30, 2024	December 31, 2023
Credit with related party (1)	108,388	118,554
	108,388	118,554

(1)	Refers to the agreement entered into between JBS S.A. and J&F Investimentos S.A. and certain former executives of the Group, which represents the definitive settlement of the dispute subject to Arbitration CAM n° 186/21, whereby J&F agreed to liquidate in accordance with the terms and conditions specified in the agreement.

Other financial transactions in the Company

The Company entered into an assignment agreement with Banco Original S.A, direct subsidiary of the parent Group J&F, pursuant to which Banco Original S.A. acquires trade accounts receivables of certain or our customers in Brazil and abroad. The assignments are at the face value of the receivable less the discount applied by Banco Original through a transfer without recourse to JBS S.A. of all of the associated risks and benefits of such trade accounts receivables. For the nine-month period ended September 30, 2024, the Group incurred expenses from the sale of the receivables of US$97,333 (US$71,773 for the nine-month period ended September 30, 2023), recognized as financial expenses.

As of September 30, 2024, the Company held investments with Banco Original, of US$685,345 (US$781,523 as of December 31, 2023), recognized as cash and cash equivalents. The cash investments and cash equivalents have similar rates of return as CDIs (Interbank deposit rate). For the nine-month period ended September 30, 2024, the Company earned interest from these investments of US$25,736 (US$14,191 for the nine-month period ended September 30, 2023), recognized as financial income.

The Group is the sponsor of Institute J&F, a youth-directed business school, whose goal is to educate future leaders by offering free, high-quality education. During the nine-month period ended September 30, 2024, the Company made donations of US$15,975 (US$15,720 for the nine-month period ended September 30, 2023), recognized as general and administrative expenses.

The Company has commitments to purchase cattle for future delivery signed with certain suppliers, including the related party JBJ, guaranteeing the acquisition of cattle for a fixed price, or to be fixed, with no cash effect on the Group until the cattle are delivered. Based on these future delivery contracts, as of September 30, 2024, the Company has commitment agreements in the amount of US$51,486 (US$61,926 as of December 31, 2023).

No expense for doubtful accounts or bad debts relating to related-party transactions were recorded during the nine-month period ended September 30, 2024.

Remuneration of key management

The Group’s key management is comprised of its executive officers and members of the Board of Directors. The aggregate amount of compensation received by the Group’s key management during the nine-month period ended September 30, 2024 and 2023 was:

	Nine-month period ended September 30,
	2024	2023
Salaries and wages	5,336	5,980
Variable cash compensation (1)	16,599	18,658
	21,935	24,638

(1)	The Company approves the variable cash compensation for its executives, typically at the end of March of each year, for the year that has just ended. Therefore, the variable cash compensation amount presented in these financial statements is the amount actually paid during the year to which they refer, related to previous periods.

The Chief Executive Officer, the Administrative and Control Officer, the Chief Financial Officer and the Executive Officer are employed under the Brazilian employment contract regime referred to as CLT (Consolidation of Labor Laws), which sets legal prerogatives for employee benefits.

Except for those described above, the Board of Directors members are not party to any employment contract or any other contracts for additional employee benefits such as post-employment benefits, other long-term benefits or termination benefits that do not conform to Brazilian Labor Law.